SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For six months ended June 30, 2023, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2023	2022
Warrants issued to L1 Capital (see NOTE 7)	442,240	717,240
Convertible note issued to L1 Capital (see NOTE 7) (i)	16,667	66,667
Share options granted to the executive management	200,000	-
Total	658,907	783,907

(i)	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in NOTE 7.